Income Taxes - Summary of Principal Components of Deferred Tax Assets and Liabilities (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Non-current deferred tax assets
Risk assurance liabilities	¥ 84,045,397	$ 12,223,896	¥ 65,709,975
Accrued expense	2,048,984	298,012	1,931,313
Provision for credit losses	15,607,792	2,270,059
Customer advances	9,643,165	1,402,540
Investment gain on Shanghai Autohome consolidation	(11,009,130)	(1,601,212)
Unrealized loss for available-for-sale securities	(141,215)	(20,538)	132,899
Net operating loss carry-forward	4,998,202	726,958	5,859,860
Less: valuation allowance	(4,998,202)	(726,958)	(5,859,860)
Non-current deferred tax assets, net	100,194,993	14,572,757	67,774,187
Non-current deferred tax liabilities	¥ 0	$ 0	¥ 0